UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 10371

LORD ABBETT BLEND TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/10

Item 1:	Report(s) to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Small Cap Blend Fund

For the six-month period ended January 31, 2010

Lord Abbett Small Cap Blend Fund

Semiannual Report

For the six-month period ended January 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholder: We are pleased to provide you with this semiannual report for the Lord Abbett Small Cap Blend Fund for the six-month period ended January 31, 2010. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 through January 31, 2010).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 8/1/09 – 1/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/09	1/31/10	8/1/09 - 1/31/10
Class A
Actual	$1,000.00	$1,072.00	$7.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.34	$6.92
Class B
Actual	$1,000.00	$1,068.40	$10.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.21
Class C
Actual	$1,000.00	$1,068.40	$10.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.21
Class F
Actual	$1,000.00	$1,073.30	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.65
Class I
Actual	$1,000.00	$1,074.10	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.14
Class P
Actual	$1,000.00	$1,071.20	$7.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.84	$7.43
Class R2
Actual	$1,000.00	$1,070.50	$8.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.08	$8.19
Class R3
Actual	$1,000.00	$1,070.50	$7.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.64	$7.63
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.36% for Class A, 2.01% for Classes B and C, 1.11% for Class F, 1.01% for Class I, 1.46% for Class P, 1.61% for Class R2 and 1.50% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	11.24%	Materials & Processing	8.10%
Consumer Staples	3.42%	Producer Durables	26.10%
Energy	5.38%	Technology	11.98%
Financial Services	14.90%	Short-Term Investment	3.37%
Healthcare	15.51%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.13%

Aerospace 3.26%
Curtiss-Wright Corp.	599,778	$18,329
HEICO Corp.	182,583	7,765
HEICO Corp. Class A	139,227	4,698
Moog, Inc. Class A*	366,347	11,056

Total		41,848

Back Office Support, Human Resources, and Consulting 8.59%
FTI Consulting, Inc.*	665,500	27,585
Kforce, Inc.*(a)	1,947,987	26,045
MAXIMUS, Inc.	153,417	7,343
Robert Half International, Inc.	606,300	16,322
Sykes Enterprises, Inc.*	1,374,274	32,955

Total		110,250

Banks: Diversified 3.00%
First Financial Bancorp	208,600	3,421
Home BancShares, Inc.	280,400	6,892
PacWest Bancorp	314,679	6,530
Webster Financial Corp.	483,200	7,475
Whitney Holding Corp.	537,355	6,674
Wintrust Financial Corp.	215,400	7,483

Total		38,475

Beverage: Soft Drinks 1.74%
Hansen Natural Corp.*	581,600	22,363

Biotechnology 0.72%
Cubist Pharmaceuticals, Inc.*	448,100	9,182

Building Materials 2.45%
Watsco, Inc.	654,546	31,392

Building: Roofing, Wallboard & Plumbing 0.80%
Beacon Roofing Supply, Inc.*	607,137	10,200

Investments	Shares	Value (000)
Chemical: Diversified 0.47%
Kraton Performance Polymers, Inc.*	438,100	$6,024

Commercial Vehicles & Parts 0.67%
Rush Enterprises, Inc. Class A*	751,315	8,535

Communications Technology 0.70%
Riverbed Technology, Inc.*	400,361	8,976

Computer Services, Software & Systems 3.26%
3PAR, Inc.*	996,717	9,638
DealerTrack Holdings, Inc.*	474,300	8,523
Solera Holdings, Inc.	713,779	23,633

Total		41,794

Computer Technology 0.98%
Stratasys, Inc.*	543,953	12,511

Containers & Packaging 0.24%
Sonoco Products Co.	110,801	3,076

Diversified Materials & Processing 2.66%
Belden, Inc.	495,100	11,303
CLARCOR, Inc.	705,798	22,854

Total		34,157

Diversified Retail 1.67%
Aaron’s, Inc.	770,198	21,458

Drug & Grocery Store Chains 0.36%
PetMed Express, Inc.	249,118	4,591

Education Services 2.02%
American Public Education, Inc.*	545,600	20,809
Education Management Corp.*	271,044	5,150

Total		25,959

Electronic Components 1.55%
ScanSource, Inc.*	702,907	19,864

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2010

Investments	Shares	Value (000)
Financial Data & Systems 1.73%
Global Payments, Inc.	499,300	$22,219

Foods 1.34%
J & J Snack Foods Corp.	411,435	17,202

Healthcare Facilities 2.55%
LifePoint Hospitals, Inc.*	178,670	5,357
Psychiatric Solutions, Inc.*	471,627	10,399
VCA Antech, Inc.*	666,800	16,930

Total		32,686

Healthcare Management Services 2.43%
Catalyst Health Solutions, Inc.*	443,866	17,457
Centene Corp.*	714,071	13,746

Total		31,203

Healthcare Services 2.44%
Amedisys, Inc.*	367,958	20,219
Phase Forward, Inc.*	763,094	11,156

Total		31,375

Household Furnishings 0.73%
Mohawk Industries, Inc.*	225,000	9,317

Insurance: Multi-Line 4.09%
Brown & Brown, Inc.	969,400	17,061
HCC Insurance Holdings, Inc.	1,307,850	35,443

Total		52,504

Insurance: Property-Casualty 2.71%
RLI Corp.	359,600	18,505
Tower Group, Inc.	738,673	16,325

Total		34,830

Machinery: Engines 1.53%
Briggs & Stratton Corp.	1,190,100	19,672

Machinery: Industrial 0.45%
Actuant Corp. Class A	345,410	5,793

Investments	Shares	Value (000)
Machinery: Specialty 0.91%
Graco, Inc.	438,700	$11,709

Medical & Dental Instruments & Supplies 4.26%
Cooper Cos., Inc. (The)	507,187	17,914
Gen-Probe, Inc.*	227,006	9,745
PSS World Medical, Inc.*	471,500	9,675
Techne Corp.	264,350	17,347

Total		54,681

Medical Equipment 1.83%
PerkinElmer, Inc.	1,165,800	23,479

Medical Services 1.36%
ICON plc ADR*	701,649	17,429

Metal Fabricating 1.53%
Reliance Steel & Aluminum Co.	482,400	19,653

Office Supplies & Equipment 0.76%
Zebra Technologies Corp. Class A*	372,397	9,720

Oil: Crude Producers 5.41%
Arena Resources, Inc.*	433,100	16,605
Comstock Resources, Inc.*	611,346	23,836
EXCO Resources, Inc.	1,654,400	29,018

Total		69,459

Power Transmission Equipment 1.24%
Regal-Beloit Corp.	336,600	15,955

Publishing 1.49%
John Wiley & Sons, Inc. Class A	458,900	19,159

Real Estate 1.77%
Jones Lang LaSalle, Inc.	397,486	22,661

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2010

Investments	Shares	Value (000)
Restaurants 2.08%
Buffalo Wild Wings, Inc.*	211,800	$9,914
Papa John’s International, Inc.*	710,500	16,768

Total		26,682

Scientific Instruments: Control & Filter 1.50%
IDEX Corp.	682,900	19,271

Scientific Instruments: Electrical 2.28%
A. O. Smith Corp.	458,913	19,540
Thomas & Betts Corp.*	289,181	9,763

Total		29,303

Scientific Instruments: Gauges & Meters 0.91%
FARO Technologies, Inc.*	644,749	11,651

Securities Brokerage & Services 1.67%
OptionsXpress Holdings, Inc.	1,495,902	21,466

Semiconductors & Components 5.56%
FormFactor, Inc.*	705,988	10,922
Monolithic Power Systems, Inc.*	762,100	15,714
Power Integrations, Inc.	415,615	12,971
Semtech Corp.*	1,152,193	17,260
Verigy Ltd. (Singapore)*(b)	1,339,860	14,524

Total		71,391

Specialty Retail 1.09%
Citi Trends, Inc.*	450,800	14,033

Textiles Apparel & Shoes 2.21%
Deckers Outdoor Corp.*	156,300	15,344
Guess?, Inc.	327,300	12,997

Total		28,341

Investments	Shares	Value (000)
Truckers 4.13%
Arkansas Best Corp.	379,237	$8,548
Heartland Express, Inc.	472,100	6,557
J.B. Hunt Transport Services, Inc.	455,833	13,976
Knight Transportation, Inc.	1,325,000	23,983

Total		53,064

Total Common Stocks (cost $1,171,950,179)		1,246,563

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.39%

Repurchase Agreement
Repurchase Agreement dated 1/29/2010, 0.01% due 2/1/2010 with Fixed Income Clearing Corp. collateralized by $44,000,000 of Federal Home Loan Bank at 0.93% due 3/30/2010; value: $44,385,000; proceeds: $43,514,711 (cost $43,514,675)	$43,515	43,515

Total Investments in Securities 100.52% (cost $1,215,464,854)		1,290,078

Liabilities in Excess of Other Assets (0.52%)		(6,631)

Net Assets 100.00%		$1,283,447

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 9).
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2010

ASSETS:
Investments in unaffiliated issuers, at value (cost $1,190,723,975)	$1,264,033,403
Investments in affiliated issuers, at value (cost $24,740,879)	26,044,586
Receivables:
Investment securities sold	27,541,948
Capital shares sold	1,732,761
Interest and dividends	343,559
Prepaid expenses and other assets	139,922
Total assets	1,319,836,179
LIABILITIES:
Payables:
Investment securities purchased	31,060,668
Capital shares reacquired	3,198,631
Management fee	806,588
12b-1 distribution fees	597,025
Trustees’ fees	134,689
Fund administration	54,801
To affiliate (See Note 3)	9,007
Accrued expenses and other liabilities	527,484
Total liabilities	36,388,893
NET ASSETS	$1,283,447,286
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,559,441,764
Accumulated net investment loss	(4,521,967)
Accumulated net realized loss on investments	(346,085,646)
Net unrealized appreciation on investments	74,613,135
Net Assets	$1,283,447,286

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2010

Net assets by class:
Class A Shares	$523,487,943
Class B Shares	$42,070,233
Class C Shares	$136,441,187
Class F Shares	$9,307,529
Class I Shares	$445,470,031
Class P Shares	$117,666,580
Class R2 Shares	$802,939
Class R3 Shares	$8,200,844
Outstanding shares by class (unlimited number of authorized shares of beneficial interest, no par value):
Class A Shares	40,417,610
Class B Shares	3,451,171
Class C Shares	11,204,365
Class F Shares	714,432
Class I Shares	33,387,544
Class P Shares	9,090,750
Class R2 Shares	62,226
Class R3 Shares	635,042
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$12.95
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$13.74
Class B Shares-Net asset value	$12.19
Class C Shares-Net asset value	$12.18
Class F Shares-Net asset value	$13.03
Class I Shares-Net asset value	$13.34
Class P Shares-Net asset value	$12.94
Class R2 Shares-Net asset value	$12.90
Class R3 Shares-Net asset value	$12.91

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2010

Investment income:
Dividends	$4,375,998
Interest and other	2,222
Total investment income	4,378,220
Expenses:
Management fee	4,826,125
12b-1 distribution plan-Class A	932,728
12b-1 distribution plan-Class B	224,953
12b-1 distribution plan-Class C	722,315
12b-1 distribution plan-Class F	4,920
12b-1 distribution plan-Class P	272,543
12b-1 distribution plan-Class R2	2,240
12b-1 distribution plan-Class R3	12,270
Shareholder servicing	1,201,532
Fund administration	261,375
Subsidy (See Note 3)	82,778
Reports to shareholders	78,946
Registration	61,994
Professional	32,259
Trustees’ fees	23,257
Custody	9,642
Other	23,266
Gross expenses	8,773,143
Expense reductions (See Note 7)	(445)
Net expenses	8,772,698
Net investment loss	(4,394,478)
Net realized and unrealized gain:
Net realized gain on investments	14,407,649
Net change in unrealized appreciation/depreciation on investments	79,166,066
Net realized and unrealized gain	93,573,715
Net Increase in Net Assets Resulting From Operations	$89,179,237

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2010 (unaudited)	For the Year Ended July 31, 2009
Operations:
Net investment loss	$(4,394,478)	$(8,220,455)
Net realized gain (loss) on investments	14,407,649	(312,072,921)
Net change in unrealized appreciation/depreciation on investments	79,166,066	(69,108,769)
Net increase (decrease) in net assets resulting from operations	89,179,237	(389,402,145)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	109,739,617	337,416,765
Cost of shares reacquired	(158,781,363)	(346,700,841)
Net decrease in net assets resulting from capital share transactions	(49,041,746)	(9,284,076)
Net increase (decrease) in net assets	40,137,491	(398,686,221)
NET ASSETS:
Beginning of period	$1,243,309,795	$1,641,996,016
End of period	$1,283,447,286	$1,243,309,795
Accumulated net investment loss	$(4,521,967)	$(127,489)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.08		$15.76	$18.69	$16.08	$16.71	$14.37

Investment operations:

Net investment loss(a)	(.04)		(.08)	(.11)	(.13)	(.12)	(.15)

Net realized and unrealized gain (loss)	.91		(3.60)	(.55)	3.60	(.03)	3.88

Total from investment operations	.87		(3.68)	(.66)	3.47	(.15)	3.73

Distributions to shareholders from:

Net realized gain	–		–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of period	$12.95		$12.08	$15.76	$18.69	$16.08	$16.71

Total Return(b)	7.20	%(c)	(23.35)%	(3.51)%	22.05%	(.99)%	27.38%

Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(c)	1.40%	1.36%	1.36%	1.38%	1.47%

Expenses, excluding expense reductions	.69	%(c)	1.40%	1.36%	1.36%	1.38%	1.47%

Net investment loss	(.35	)%(c)	(.70)%	(.69)%	(.74)%	(.71)%	(.96)%

Supplemental Data:
Net assets, end of period (000)	$523,488		$508,663	$739,334	$828,469	$767,283	$465,124

Portfolio turnover rate	28.24	%(c)	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$14.98	$17.99	$15.60	$16.34	$14.15

Investment operations:

Net investment loss(a)	(.08)		(.15)	(.21)	(.24)	(.23)	(.24)

Net realized and unrealized gain (loss)	.86		(3.42)	(.53)	3.49	(.03)	3.82

Total from investment operations	.78		(3.57)	(.74)	3.25	(.26)	3.58

Distributions to shareholders from:

Net realized gain	–		–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of period	$12.19		$11.41	$14.98	$17.99	$15.60	$16.34

Total Return(b)	6.84	%(c)	(23.83)%	(4.15)%	21.29%	(1.70)%	26.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.01	%(c)	2.05%	2.01%	2.01%	2.02%	2.10%

Expenses, excluding expense reductions	1.01	%(c)	2.05%	2.01%	2.01%	2.02%	2.10%

Net investment loss	(.68	)%(c)	(1.36)%	(1.34)%	(1.39)%	(1.36)%	(1.61)%

Supplemental Data:
Net assets, end of period (000)	$42,070		$44,468	$71,936	$89,990	$89,943	$81,117

Portfolio turnover rate	28.24	%(c)	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.40		$14.96	$17.97	$15.59	$16.32	$14.14

Investment operations:

Net investment loss(a)	(.08)		(.15)	(.21)	(.24)	(.23)	(.24)

Net realized and unrealized gain (loss)	.86		(3.41)	(.53)	3.48	(.02)	3.81

Total from investment operations	.78		(3.56)	(.74)	3.24	(.25)	3.57

Distributions to shareholders from:

Net realized loss	–		–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of period	$12.18		$11.40	$14.96	$17.97	$15.59	$16.32

Total Return(b)	6.84	%(c)	(23.80)%	(4.16)%	21.24%	(1.64)%	26.65%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.01	%(c)	2.05%	2.01%	2.01%	2.02%	2.10%

Expenses, excluding expense reductions	1.01	%(c)	2.05%	2.01%	2.01%	2.02%	2.10%

Net investment loss	(.68	)%(c)	(1.36)%	(1.34)%	(1.39)%	(1.36)%	(1.60)%

Supplemental Data:
Net assets, end of period (000)	$136,441		$141,177	$227,183	$292,438	$317,028	$221,554

Portfolio turnover rate	28.24	%(c)	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31/2009	9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$12.14		$15.79	$19.14

Investment operations:

Net investment loss(b)	(.03)		(.05)	(.02)

Net realized and unrealized gain (loss)	.92		(3.60)	(1.06)

Total from investment operations	.89		(3.65)	(1.08)

Distributions to shareholders from:

Net realized gain	–		–	(2.27)

Net asset value, end of period	$13.03		$12.14	$15.79

Total Return(c)	7.33	%(d)	(23.12)%	(5.60	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.56	%(d)	1.14%	.90	%(d)

Expenses, excluding expense reductions	.56	%(d)	1.14%	.90	%(d)

Net investment loss	(.22	)%(d)	(.41)%	(.14	)%(d)

Supplemental Data:
Net assets, end of period (000)	$9,308		$9,920	$5,703

Portfolio turnover rate	28.24	%(d)	42.78%	53.71%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.42		$16.15	$19.03	$16.31	$16.88	$14.45

Investment operations:

Net investment loss(a)	(.02)		(.04)	(.06)	(.07)	(.06)	(.09)

Net realized and unrealized gain (loss)	.94		(3.69)	(.55)	3.65	(.03)	3.91

Total from investment operations	.92		(3.73)	(.61)	3.58	(.09)	3.82

Distributions to shareholders from:

Net realized gain	–		–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of period	$13.34		$12.42	$16.15	$19.03	$16.31	$16.88

Total Return(b)	7.41	%(c)	(23.10)%	(3.16)%	22.43%	(.61)%	27.88%

Ratios to Average Net Assets:

Expenses, including expense reductions	.51	%(c)	1.05%	1.01%	1.01%	1.03%	1.17%

Expenses, excluding expense reductions	.51	%(c)	1.05%	1.01%	1.01%	1.03%	1.17%

Net investment loss	(.17	)%(c)	(.34)%	(.34)%	(.39)%	(.36)%	(.57)%

Supplemental Data:
Net assets, end of period (000)	$445,470		$421,430	$461,503	$369,670	$258,461	$95,788

Portfolio turnover rate	28.24	%(c)	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$12.08		$15.77	$18.72	$16.12	$16.77	$14.42

Investment operations:

Net investment loss(a)	(.05)		(.09)	(.13)	(.15)	(.14)	(.17)

Net realized and unrealized gain (loss)	.91		(3.60)	(.55)	3.61	(.03)	3.91

Total from investment operations	.86		(3.69)	(.68)	3.46	(.17)	3.74

Distributions to shareholders from:

Net realized gain	–		–	(2.27)	(.86)	(.48)	(1.39)

Net asset value, end of period	$12.94		$12.08	$15.77	$18.72	$16.12	$16.77

Total Return(b)	7.12	%(c)	(23.40)%	(3.62)%	21.93%	(1.11)%	27.35%

Ratios to Average Net Assets:

Expenses, including expense reductions	.74	%(c)	1.50%	1.46%	1.46%	1.48%	1.69%

Expenses, excluding expense reductions	.74	%(c)	1.50%	1.46%	1.46%	1.48%	1.70%

Net investment loss	(.40	)%(c)	(.79)%	(.79)%	(.84)%	(.80)%	(1.06)%

Supplemental Data:
Net assets, end of period (000)	$117,667		$114,373	$136,221	$111,015	$80,298	$13,954

Portfolio turnover rate	28.24	%(c)	42.78%	53.71%	59.23%	55.39%	58.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31/2009	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$12.05		$15.75	$14.99

Investment operations:

Net investment loss(b)	(.06)		(.09)	(.03)

Net realized and unrealized gain (loss)	.91		(3.61)	.79	(c)

Total from investment operations	.85		(3.70)	.76

Net asset value, end of period	$12.90		$12.05	$15.75

Total Return(d)	7.05	%(e)	(23.49)%	5.07	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.81	%(e)	1.64%	.46	%(e)

Expenses, excluding expense reductions	.81	%(e)	1.64%	.46	%(e)

Net investment loss	(.48	)%(e)	(.84)%	(.22	)%(e)

Supplemental Data:
Net assets, end of period (000)	$803		$709	$11

Portfolio turnover rate	28.24	%(e)	42.78%	53.71%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 1/31/2010 (unaudited)		Year Ended 7/31/2009	3/24/2008(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$12.05		$15.74	$14.99

Investment operations:

Net investment loss(b)	(.05)		(.08)	(.05)

Net realized and unrealized gain (loss)	.91		(3.61)	.80	(c)

Total from investment operations	.86		(3.69)	.75

Net asset value, end of period	$12.91		$12.05	$15.74

Total Return(d)	7.05	%(e)	(23.38)%	5.00	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.76	%(e)	1.52%	.53	%(e)

Expenses, excluding expense reductions	.76	%(e)	1.52%	.53	%(e)

Net investment loss	(.41	)%(e)	(.76)%	(.29	)%(e)

Supplemental Data:
Net assets, end of period (000)	$8,201		$2,568	$105

Portfolio turnover rate	28.24	%(e)	42.78%	53.71%
(a)	Commencement of investment operations was 3/24/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 4/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Blend Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the “Fund”). Class A, B, C, F, I, P, R2 and R3 shares of the Fund are not available for purchase by new investors other than through certain retirement and benefit plans, and financial intermediaries that provide recordkeeping or advisory services and have entered into special arrangements with the Fund or the Distributor. In addition, Directors/Trustees of the Lord Abbett Funds, partners and employees of Lord Abbett, and the family members of such persons may purchase shares of the Fund.

The Fund’s investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, the Fund will no longer offer Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended July 31, 2007 through July 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.

Notes to Financial Statements (unaudited)(continued)

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,246,563	$–	$–	$1,246,563
Repurchase Agreement	–	43,515	–	43,515
Total	$1,246,563	$43,515	$–	$1,290,078
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Over $1 billion	.70%

For the six months ended January 31, 2010, the effective management fee paid to Lord Abbett was at an annualized rate of .74% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust (the “Alpha Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Alpha Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by the

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliates on the Fund’s Statement of Assets and Liabilities.

As of January 31, 2010, the percentage of the Fund’s outstanding shares owned by Alpha Strategy Fund was 4.60%.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%
*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I Shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2010:

Distributor Commissions	Dealers’ Concessions
$19,776	$108,276

Distributor received CDSCs of $2,002 and $4,140 for Class A and Class C shares, respectively, for the six months ended January 31, 2010.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2009, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$106,150,213	$106,150,213

Notes to Financial Statements (unaudited)(continued)

As of January 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,220,094,834
Gross unrealized gain	136,639,711
Gross unrealized loss	(66,656,556)
Net unrealized security gain	$69,983,155

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2010 were as follows:

Purchases	Sales
$347,643,720	$374,467,642

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2010.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Fund’s Statement of Operations. In connection with the renewal, the Fund paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid

Notes to Financial Statements (unaudited)(continued)

expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2010.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended January 31, 2010:

Affiliated Issuer	Balance of Shares Held at 7/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 1/31/2010	Value at 1/31/2010	Net Realized Gain (Loss) 8/1/09 to 1/31/10(a)	Dividend Income 8/1/09 to 1/31/10(a)
Kforce, Inc.(b)	1,176,685	771,302	–	1,947,987	$26,044,586	$–	$–
(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of July 31, 2009.

10.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth and value stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks may be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of market conditions or companies is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,165,450	$53,813,218	14,512,563	$167,287,288
Converted from Class B*	134,650	1,727,540	101,112	1,094,489
Shares reacquired	(5,986,335)	(77,022,424)	(19,435,695)	(213,959,325)
Decrease	(1,686,235)	$(21,481,666)	(4,822,020)	$(45,577,548)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	113,566	$1,372,554	374,222	$3,988,930
Shares reacquired	(417,451)	(5,045,083)	(1,172,667)	(12,356,243)
Converted to Class A*	(142,875)	(1,727,540)	(106,842)	(1,094,489)
Decrease	(446,760)	$(5,400,069)	(905,287)	$(9,461,802)

Class C Shares
Shares sold	332,049	$4,011,574	1,054,231	$11,167,647
Shares reacquired	(1,515,777)	(18,409,458)	(3,852,881)	(40,233,666)
Decrease	(1,183,728)	$(14,397,884)	(2,798,650)	$(29,066,019)

Class F Shares
Shares sold	29,877	$383,653	691,159	$5,788,355
Shares reacquired	(132,819)	(1,698,516)	(235,045)	(2,486,509)
Increase (decrease)	(102,942)	$(1,314,863)	456,114	$3,301,846

Class I Shares
Shares sold	2,441,458	$32,002,748	9,134,281	$103,681,910
Shares reacquired	(2,976,240)	(39,037,545)	(3,796,716)	(43,660,476)
Increase (decrease)	(534,782)	$(7,034,797)	5,337,565	$60,021,434

Class P Shares
Shares sold	867,531	$11,082,973	3,641,481	$41,985,475
Shares reacquired	(1,245,134)	(16,019,555)	(2,811,763)	(33,362,250)
Increase (decrease)	(377,603)	$(4,936,582)	829,718	$8,623,225

Class R2 Shares
Shares sold	33,651	$428,557	76,647	$865,014
Shares reacquired	(30,284)	(388,022)	(18,484)	(192,202)
Increase	3,367	$40,535	58,163	$672,812

Class R3 Shares
Shares sold	510,431	$6,644,340	251,549	$2,652,146
Shares reacquired	(88,401)	(1,160,760)	(45,211)	(450,170)
Increase	422,030	$5,483,580	206,338	$2,201,976
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

13.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855, Subsequent Events, management has evaluated subsequent events existing in the Fund’s financial statements through the date of issuance. Management has determined that there were no material subsequent events that would require recognition or disclosure in the Fund’s financial statements.

Notes to Financial Statements (unaudited)(concluded)

14.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Approval of Advisory Contract

At meetings held on December 16 and 17, 2009, the Board, including all of the Directors who are not interested persons of the Fund or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on the expense ratios, effective management fee rates, and other expense components, for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Series was in the fifth quintile of its performance universe for the nine-month and one-year periods, in the second quintile for the three-year period, and in the third quintile for the five-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer group. The Board considered the fiscal periods on which the peer group information was based, and noted that most such periods ended before July 31, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending July 31, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that the Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the twelve months ended July 31, 2009 the contractual and actual management and administrative services fee rates were approximately one basis point below the median of the peer group. The Board observed that for the fiscal year ended July 31, 2009 the total expense ratios of Class A, Class B, and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately four basis points above the median of the peer group, the total expense ratio of Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class P was approximately one basis point below the median of the peer group, the total expense ratio of Class R2 was approximately fourteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately four basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation.

Householding

The Trust has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend Fund

LASCB-3-0110

(03/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BLEND TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 24, 2010